Discontinued Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Theatre	Dec. 31, 2013 Theatre	Dec. 31, 2012 Theatre
Discontinued Operations and Disposal Groups [Abstract]
Number of theatres closed during the period	7	14	11
Number of theatres closed during the period as discontinued operations	0	6	6